Principal Exchange-Traded Funds
Supplement dated March 31, 2025
to the Statement of Additional Information dated November 1, 2024, as amended and restated March 24, 2025
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE
Under Advisor: Principal Global Investors, LLC, add the following alphabetically to the Other Accounts Managed table:

	Other Accounts Managed
Portfolio Manager and ETFs	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Matthew Peron (1): Principal International Equity ETF
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
(1)Information as of February 28, 2025.
Under Advisor: Principal Global Investors, LLC, add the following alphabetically to the Ownership of Securities table:
Ownership of Securities

Portfolio Manager	ETFs Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Matthew Peron (1)	Principal International Equity ETF	None
(1)Information as of February 28, 2025.
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